U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

May 15, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re: THE MERGER FUND (the “Fund”)
File Nos.: 002-76969, 811-03345

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Fund is Post-Effective Amendment (“PEA”) No.51 and Amendment No. 52 to the Fund’s Registration Statement on Form N-1A.  This PEA No. 51 hereby incorporates Parts A, B and C from the Fund’s PEA No. 49 on Form N-1A filed April 30, 2013.  This PEA No. 51 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 49 (Accession No. 0000894189-13-002517) to the Fund’s Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures